Income tax expenses (Tables)	12 Months Ended
Mar. 31, 2020
Income tax expenses
Schedule of composition of income tax expenses

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Current income tax expense	17,223	18,750	24,005
Deferred taxation	976	(2,197)	(3,443)
	18,199	16,553	20,562

Schedule of composition of deferred tax assets and liabilities

	As of March 31,
	2019	2020

	(in millions of RMB)
Deferred tax assets
Licensed copyrights	2,475	3,148
Tax losses carried forward and others (i)	21,896	33,210
	24,371	36,358
Valuation allowance	(21,838)	(28,768)
Total deferred tax assets	2,533	7,590

Deferred tax liabilities
Identifiable intangible assets	(12,659)	(12,729)
Withholding tax on undistributed earnings (ii)	(7,901)	(8,102)
Equity investees and others (iii)	(1,957)	(23,067)
Total deferred tax liabilities	(22,517)	(43,898)
Net deferred tax liabilities	(19,984)	(36,308)

(i)	Others is primarily comprised of share-based compensation, fair value change of certain investment securities, share of losses of certain equity investees, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)	The related deferred tax liabilities as of March 31, 2019 and 2020 were provided on the assumption that substantially all of the distributable earnings of PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB49.7 billion and RMB107.2 billion, respectively.
(iii)	This amount primarily represents deferred tax liabilities in relation to certain equity investees, which includes the deferred tax effect on the gain in relation to the receipt of the 33% equity interest in Ant Group of RMB19.7 billion (Note 4(l)), and investment securities.

Schedule of reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB, except per
	share data)
Income before income tax and share of result of equity investees	100,403	96,221	166,645
Income tax computed at statutory EIT rate (25%)	25,101	24,055	41,661
Effect of different tax rates available to different jurisdictions	392	(1,568)	(1,085)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(14,782)	(17,687)	(18,552)
Effect of the gain in relation to the receipt of the 33% equity interest in Ant Group (Note 4(l))	—	—	(17,890)
Non-deductible expenses and non-taxable income, net (i)	1,780	8,168	9,553
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(2,330)	(5,774)	(7,219)
Withholding tax on the earnings distributed and anticipated to be remitted	4,393	3,954	4,621
Change in valuation allowance and others (iii)	3,645	5,405	9,473
Income tax expenses	18,199	16,553	20,562
Effect of tax holidays inside the PRC on basic earnings per share (RMB)	0.72	0.86	0.88
Effect of tax holidays inside the PRC on basic earnings per ADS (RMB)	5.79	6.86	7.06

(i)	Expenses not deductible for tax purposes and non-taxable income primarily represent share-based compensation expense, investment income (loss), interest expense and exchange differences. Investment income (loss) during the year ended March 31, 2018 includes gains from the revaluation of previously held equity interests relating to the acquisitions of Cainiao Network (Note 4(g)) and Intime (Note 4(h)). Investment income (loss) during the year ended March 31, 2019 includes gains from the revaluation of previously held equity interest relating to the acquisitions of Koubei (Note 4(d)) and Alibaba Pictures (Note 4(c)). Investment income (loss) during the year ended March 31, 2020 includes the gain from the deconsolidation of the Company’s AliExpress Russia businesses (Note 4(k)).
(ii)	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.
(iii)	This amount primarily represents valuation allowance against the deferred tax assets associated with operating losses and amortization of licensed copyrights, as well as other tax benefits which were not previously recognized.